Business Acquisitions (Tables)	12 Months Ended
May 31, 2024
Tibet Tianli Education Technology Co Ltd [Member]
Purchase Price Allocation	The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash and cash equivalents	4,568
Other current assets	33,906
Property and equipment	218	1-5 years
Intangible assets
Trademark	8,108	5 years
Copyright	2,317	5 years
Distribution channel	17,230	5 years
Goodwill	26,216
Other non-current assets	317
Other current liabilities	(13,411)
Deferred tax liabilities	(2,489)
Fair value of the 17.4% equity interests previously held	(13,395)
Non-controlling interests	(31,007)

Total	32,578